Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Stringer Tactical Adaptive Risk Fund (Class A)
Average Annual Return [Line Items]
Average Annual Return, Percent		8.14%	6.13%	5.17%
Stringer Tactical Adaptive Risk Fund (Class C)
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	13.57%	6.53%	4.99%
Stringer Tactical Adaptive Risk Fund (Institutional Class)
Average Annual Return [Line Items]
Average Annual Return, Percent		14.86%	7.63%	6.05%
Without Sales Load [Member] | Stringer Tactical Adaptive Risk Fund (Class A)
Average Annual Return [Line Items]
Average Annual Return, Percent		14.44%	7.33%	5.77%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend
Average Annual Return [Line Items]
Average Annual Return, Percent		17.79%	8.47%	6.73%
MSCI ACWI Net Total Return USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.44%	12.13%	8.77%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed in the event of certain Class C redemption transactions made within one year from the date of purchase.